Related party transactions (Administrative Service Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Related Party Transaction [Line Items]
Revenues related party	$ 97	$ 2	$ 15
Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Technical and administrative service agreement fee, percentage				5.00%
Revenues related party	$ 59
Seadrill Management | Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Management fee, percentage				5.00%
Management service agreement period				5 years
Management service agreement termination notice period				90 days